Loans and Allowance for Loan Losses (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of the allowance for loan losses
Balance at beginning of period				$ 9,099					$ 9,099
Additions:
Provision for loan losses	$ 0	$ 0	$ 250	0	$ 0	$ 0	$ 0	$ 0	250	$ 0	$ 2,030
Deductions:
Balance at end of period	8,604				9,099				8,604	9,099
Loans Receivable
Summary of the allowance for loan losses
Balance at beginning of period				9,099				13,719	9,099	13,719	14,842
Additions:
Provision for loan losses									250	0	2,030
Deductions:
Loans charged off									2,190	5,828	4,180
Less recoveries on loans									(1,445)	(1,208)	(1,027)
Net loans charged off									745	4,620	3,153
Balance at end of period	8,604				9,099				8,604	9,099	13,719
Loans Receivable | Commercial, Financial, and Agricultural
Summary of the allowance for loan losses
Balance at beginning of period				1,779				2,374	1,779	2,374	1,937
Additions:
Provision for loan losses									833	371	992
Deductions:
Loans charged off									1,131	1,285	895
Less recoveries on loans									(672)	(319)	(340)
Net loans charged off									459	966	555
Balance at end of period	2,153				1,779				2,153	1,779	2,374
Loans Receivable | Real Estate Construction - Residential
Summary of the allowance for loan losses
Balance at beginning of period				171				931	171	931	732
Additions:
Provision for loan losses									(434)	(592)	318
Deductions:
Loans charged off									0	349	119
Less recoveries on loans									(322)	(181)	0
Net loans charged off									(322)	168	119
Balance at end of period	59				171				59	171	931
Loans Receivable | Real estate - construction - commercial
Summary of the allowance for loan losses
Balance at beginning of period				466				631	466	631	1,711
Additions:
Provision for loan losses									193	326	(452)
Deductions:
Loans charged off									15	491	633
Less recoveries on loans									0	0	(5)
Net loans charged off									15	491	628
Balance at end of period	644				466				644	466	631
Loans Receivable | Real Estate Mortgage - Residential
Summary of the allowance for loan losses
Balance at beginning of period				2,527				2,959	2,527	2,959	3,387
Additions:
Provision for loan losses									153	(226)	273
Deductions:
Loans charged off									379	408	812
Less recoveries on loans									(138)	(202)	(111)
Net loans charged off									241	206	701
Balance at end of period	2,439				2,527				2,439	2,527	2,959
Loans Receivable | Real Estate Mortgage - Commercial
Summary of the allowance for loan losses
Balance at beginning of period				3,846				6,523	3,846	6,523	6,834
Additions:
Provision for loan losses									(713)	(107)	622
Deductions:
Loans charged off									363	2,890	1,301
Less recoveries on loans									(165)	(320)	(368)
Net loans charged off									198	2,570	933
Balance at end of period	2,935				3,846				2,935	3,846	6,523
Loans Receivable | Installment Loans to Individuals
Summary of the allowance for loan losses
Balance at beginning of period				270				294	270	294	239
Additions:
Provision for loan losses									157	195	272
Deductions:
Loans charged off									302	405	420
Less recoveries on loans									(148)	(186)	(203)
Net loans charged off									154	219	217
Balance at end of period	273				270				273	270	294
Loans Receivable | Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 40				$ 7	40	7	2
Additions:
Provision for loan losses									61	33	5
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loans charged off									0	0	0
Balance at end of period	$ 101				$ 40				$ 101	$ 40	$ 7